Summary of Significant Accounting Policies - Net Income Per Share of Common Stock (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Numerator: Net Loss minus Net Earnings
Net (loss) income			$ (809,234,000)	$ 1,200,509,000
Denominator: weighted average Non-redeemable common stock
Basic and diluted net income per share, Non-redeemable common stock			$ (3.76)	$ 5.13
Montes Archimedes Acquisition Corp.
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in trust Account	$ 82,038	$ 71,296
Less: Company's portion available to be withdrawn to pay taxes	(60,788)	$ (71,296)
Net income attributable	$ 21,250
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	34,396,710	34,386,548
Basic and diluted net income per share	$ 0.00
Numerator: Net Loss minus Net Earnings
Net (loss) income	$ 19,019,100	$ (10,774,318)
Less: Net income allocable to Class A common stock subject to possible redemption	21,250
Non-redeemable net gain	$ 18,997,850	$ (10,774,318)
Denominator: weighted average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	16,943,069	13,324,191
Basic and diluted net income per share, Non-redeemable common stock	$ 1.12	$ (0.81)